Appendix 1 - Major Subsidiaries of CSI (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Major Subsidiaries of CSI
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	$ 396,325
CSI Solartronics (Changshu) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar Technologies Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI New Energy Holding Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Luoyang) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Changshu) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Cells Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar (USA) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Project Consulting GmbH
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	70.00%
Canadian Solar Japan K.K.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Solutions Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar Power (China) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar EMEA GmbH
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar (Australia) Pty Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar International Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar O and M (Ontario) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Suzhou Sanysolar Materials Technology Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	80.00%
Canadian Solar South East Asia Pte. Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar South Africa Pty., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Brazil Commerce, Import and Export of Solar Panels Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Middle East Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar (Thailand) Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Construction (USA) LLC
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Project K.K.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI-GCL Solar Manufacturing (Yancheng) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	80.00%
Canadian Solar UK Ltd
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar UK Projects Ltd
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Changsu Tegu New Material Technology Co Ltd
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	75.00%
Changshu Tlian Co., LTD.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Trading (Changshu) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Energy Acquisition Co.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar UK Securities Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar UK Intermediate Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar UK Strategies Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Recurrent Energy, LLC
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
PT. Canadian Solar Indonesia
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	67.00%
Canadian Solar Manufacturing Vietnam Co., Ltd
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Energy Private Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Australia 1 Pty Ltd
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Energy Holding Company Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar UK Holding Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar UK Investment Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar UK Parent Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Thailand) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	99.99992%